John Deere Owner Trust 2026			EXHIBIT 99.2
Statement to Certificateholders

$213,000,000 Class A-1 3.82300% Asset Backed Notes due March 15, 2027
$200,000,000 Class A-2A 3.85% Asset Backed Notes due December 15, 2028
$57,500,000 Class A-2B Floating Rate Asset Backed Notes due December 15, 2028
$257,500,000 Class A-3 3.87% Asset Backed Notes due August 15, 2030
$51,883,000 Class A-4 4.04% Asset Backed Notes due February 15, 2033
$19,998,215.57 Overcollateralization

One-Month SOFR as of the SOFR Determination Date:			3.62539%
Class A-2B interest rate:			3.96539%

Payment Date:			17-Aug-26

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$30,369,262.07
		per $1,000 original principal amount:	$142.58

	(b)	Class A-2A Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-2B Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$30,369,262.07

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$292,440.14
		per $1,000 original principal amount:	$1.37

		(ii) Class A-2A Notes:	$641,666.67
		per $1,000 original principal amount:	$3.21

		(iii) Class A-2B Notes:	$209,009.10
		per $1,000 original principal amount:	$3.63

		(iv) Class A-3 Notes:	$830,437.50
		per $1,000 original principal amount:	$3.23

		(v) Class A-4 Notes:	$174,672.77
		per $1,000 original principal amount:	$3.37

		(vi) Total:	$2,148,226.18

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$670,490,291.06

	(b)	Note Value at end of related Collection Period:	$639,960,973.24

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	$19,998,215.57

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$53,079,757.67
		(ii) A-1 Note Pool Factor:	0.2492007

	(b)	(i) Outstanding Principal Amount of Class A-2A Notes:	$200,000,000.00
		(ii) A-2A Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$57,500,000.00
		(ii)	A-2B Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$257,500,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$51,883,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$585,527.89
		(i)	per $1,000 original principal amount:	$0.69
	(b)	Amount of Servicing Fee earned:		$585,527.89
	(c)	Amount of Servicing Fee paid:		$585,527.89
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(10)	Amount paid to Certificateholder:			$1,559,197.33

(11)	(i)	Amount in Reserve Account:		$7,998,812.16
	(ii)	Specified Reserve Account Balance:		$7,998,812.16

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:		$7,359,664.83
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.10%

(13)	(i)	Aggregate amount of net losses for the collection period:		$498,145.07
	(ii)	Cumulative amount of net losses:		$583,982.24
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.07%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$1,364,280.04
		(ii)	% of Pool Balance:	0.19%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%